As filed with the Securities and Exchange Commission on October 29, 2014

Securities Act File No. 333-148826

Investment Company Act File No. 811-22175

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 214	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 215	☒

(Check appropriate box or boxes)

ALPS ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

1290 Broadway

Suite 1100

Denver, Colorado 80203

(Address of Principal Executive Offices)

(303) 623-2577

Registrant’s Telephone Number

Copy to:

Erin D. Nelson, Esq. ALPS Fund Services, Inc. 1290 Broadway Suite 1100 Denver, Colorado 80203	Stuart M. Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 214 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on October 29, 2014.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Mary K. Anstine Mary K. Anstine*	Trustee	October 29, 2014

/s/ Jeremy W. Deems Jeremy W. Deems*	Trustee	October 29, 2014

/s/ Rick A. Pederson Rick A. Pederson*	Trustee	October 29, 2014

/s/ Thomas A. Carter Thomas A. Carter	Trustee and President	October 29, 2014

/s/ Patrick D. Buchanan Patrick D. Buchanan	Treasurer	October 29, 2014

*Signature affixed by Erin D. Nelson pursuant to a power of attorney dated October 18, 2013.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase